CM ADVISERS FAMILY OF FUNDS
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                                CM ADVISERS FUND
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                                   SUPPLEMENT
                               Dated June 6, 2006


This Supplement to the Prospectus dated June 28, 2005 for the CM Advisers Fund (the "Fund"), a series of the CM Advisers Family of Funds, updates the
Prospectus to revise the information as described below. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund's Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The Fund's procedures for purchasing shares by bank wire have changed. Before making purchases by bank wire, please call the Fund at the number above for instructions. The sections of the Prospectus entitled "Purchasing Shares - Bank Wire Purchases" and "Purchasing Shares - Additional Investments" (found on pages 12 and 13) now read as follows:

     Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number.

     Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment for any account is $1,000, except under the automatic investment plan discussed below. Before adding funds by bank wire, please call the Fund at 1-800-773-3863 for wire instructions and to advise the Fund of the investment, dollar amount, and the account identification number. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser's sole discretion, accept additional investments for less than the minimum additional investment.








          Investors Should Retain This Supplement For Future Reference
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